Subsequent Events (Details Narrative)							1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 09, 2021 USD ($) shares	Mar. 05, 2021 USD ($) shares	Mar. 05, 2021 CAD ($) $ / shares shares	Feb. 05, 2021 USD ($)	Feb. 10, 2020 USD ($) shares	Feb. 10, 2020 CAD ($) shares	Apr. 30, 2021 USD ($) shares	Jan. 19, 2021 USD ($) shares	Feb. 29, 2020 USD ($) shares	Jul. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares $ / shares	Oct. 31, 2021 CAD ($) shares $ / shares	Sep. 09, 2021 USD ($)	Oct. 31, 2020 USD ($) shares $ / shares	Oct. 31, 2019	Jul. 31, 2022 $ / shares	Jan. 27, 2021 USD ($)	Dec. 02, 2020 USD ($)	Jan. 15, 2018 USD ($)	Dec. 15, 2017 USD ($)	Nov. 14, 2017 USD ($)	Nov. 07, 2017 USD ($)
Reserve Quantities [Line Items]
Shares issued for services, shares | shares										529,335	534,294	534,294		3,209,386
Shares issued for services, value										$ 59,796	$ 95,294			$ 240,340
Number of options acquired | shares										605,000	3,085,000	3,085,000		3,575,000
Exercise Price | (per share)											$ 0.20			$ 0.15		$ 0.15
Number of option granted | shares											500,000	500,000		2,250,000
Options forfeited or expired | shares										1,460,000	1,040,000	1,040,000		505,000
Option Agreement, description															The Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,182 and cash payments and cash payable of $849,537. Of the total consideration, $485,000 in cash and 825,000 common shares with an aggregate fair value of $122,376 have been paid, and cash of $360,000 and 200,000 common shares with an aggregate fair value of $35,806 remain payable at the date of these financial statements.
Number of common stock issued | shares	13,166,400							2,031,784			916,290	916,290
Cash payments and cash payable											$ 1,312,722
Private placement description					Company agreed to a non-brokered private placement offering of units (the “Units”), with each Unit comprising one common share of the Company and one common share purchase warrant (the “Warrants”) in exchange for CAD$1,500,000 ($1,084,335). Each warrant entitles the holder to purchase one common share of the Company at a price equal to a 25% premium to the Unit price for a period of 24 months. The Units were issued at CAD$0.10 per Unit. The Company has the right to accelerate the expiry of the warrants to thirty days following written notice to the holder if the common shares of the Company close at or above CAD$0.25 per share for a period of ten consecutive trading days on the Canadian Securities Exchange. As of the date of these financial statements, the Company had issued 15,000,000 Units for gross proceeds of CAD$1,500,000. In addition, the Company has agreed to nominate one board member of Grown Rogue as recommended by the subscriber at future shareholder meetings and the ability, if the subscriber does not have its nominee on the Company’s board of directors, to appoint a board observer. This agreement was transacted with Plant Based Investment Corp. (“PBIC”), a related party with a board nominee and approximately 22% common share ownership.	Company agreed to a non-brokered private placement offering of units (the “Units”), with each Unit comprising one common share of the Company and one common share purchase warrant (the “Warrants”) in exchange for CAD$1,500,000 ($1,084,335). Each warrant entitles the holder to purchase one common share of the Company at a price equal to a 25% premium to the Unit price for a period of 24 months. The Units were issued at CAD$0.10 per Unit. The Company has the right to accelerate the expiry of the warrants to thirty days following written notice to the holder if the common shares of the Company close at or above CAD$0.25 per share for a period of ten consecutive trading days on the Canadian Securities Exchange. As of the date of these financial statements, the Company had issued 15,000,000 Units for gross proceeds of CAD$1,500,000. In addition, the Company has agreed to nominate one board member of Grown Rogue as recommended by the subscriber at future shareholder meetings and the ability, if the subscriber does not have its nominee on the Company’s board of directors, to appoint a board observer. This agreement was transacted with Plant Based Investment Corp. (“PBIC”), a related party with a board nominee and approximately 22% common share ownership.
Principal Amount																			$ 1,000,000	$ 1,000,000	$ 550,000	$ 300,000
Proceeds from private placement	$ 1,300,000							$ 200,000
Number of warrants issued | shares		21,056,890	21,056,890				23,162,579
Issue Price | $ / shares			$ 0.225
Proceeds from warrants		$ 3,700,000	$ 4,737,800				$ 3,738,564
Debt conversion, principal amount											$ 1,042,951	$ 1,311,111
Conversion Price | $ / shares												$ 0.125
Number of common stock converted | shares											10,488,884	10,488,884
High Street Capital Partners [Member]
Reserve Quantities [Line Items]
Consideration of common stock acquired				$ 3,000,000
Two Unsecured Promissory Notes [Member]
Reserve Quantities [Line Items]
Principal Amount																	$ 375,000
Interest rate																	10.00%
Unsecured Promissory Notes [Member]
Reserve Quantities [Line Items]
Principal Amount													$ 800,000					$ 150,000
Interest rate																		10.00%
Gain on debt settlement													$ 449,684
Subscription Agreement [Member]
Reserve Quantities [Line Items]
Number of common stock issued | shares					15,000,000	15,000,000
Number of PBIC common stock exchanged | shares					2,362,204	2,362,204
Purchase Price					$ 848,011	$ 1,500,000
Golden Harvests [Member]
Reserve Quantities [Line Items]
Aggregate consideration									$ 1,007,719
Number of common stock issued | shares									1,025,000
Fair value of common stock issued									$ 158,182
Cash payments and cash payable									$ 849,537
G R Distribution [Member]
Reserve Quantities [Line Items]
Noncontrolling interest description											Company sold an aggregate total of an approximately 10.6% interest in Grown Rogue Distribution, LLC (“GR Distribution”) for $475,000. The interest was comprised of 11.875 newly issued equity units (“GR Distribution Units”) and each GR Distribution Unit was sold for $40,000. After the issuances, 111.875 GR Distribution Units were issued and outstanding. Of the 11.875 GR Distribution units newly issued, 6.25 were issued to a director of the Company, for proceeds of $250,000. On April 30, 2021, the Company purchased 11.875 GR Distribution Units in exchange for 3,711,938 common shares with an aggregate fair value of $664,816. After the Company’s purchase of 11.875 GR Distribution Units, Grown Rogue Distribution, LLC was again a 100% owned subsidiary.	Company sold an aggregate total of an approximately 10.6% interest in Grown Rogue Distribution, LLC (“GR Distribution”) for $475,000. The interest was comprised of 11.875 newly issued equity units (“GR Distribution Units”) and each GR Distribution Unit was sold for $40,000. After the issuances, 111.875 GR Distribution Units were issued and outstanding. Of the 11.875 GR Distribution units newly issued, 6.25 were issued to a director of the Company, for proceeds of $250,000. On April 30, 2021, the Company purchased 11.875 GR Distribution Units in exchange for 3,711,938 common shares with an aggregate fair value of $664,816. After the Company’s purchase of 11.875 GR Distribution Units, Grown Rogue Distribution, LLC was again a 100% owned subsidiary.